Long-Term Equity Investments - Summary of Common Shares Held (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Long term investments - common shares held [line items]
Fair value		$ 309,757	$ 164,753
Fair value adjustment gains (losses) included in OCI	[1]	161,936	(39,985)
Realized gain on disposal		$ (7,282)	$ 34,061
Bear Creek [member]
Long term investments - common shares held [line items]
Shares owned		13,264,305	13,264,305
Percentage of outstanding shares owned		12.84%	13.00%
Fair value		$ 27,983	$ 10,112
Fair value adjustment gains (losses) included in OCI		17,871	$ (11,247)
Realized gain on disposal		$ 0
Sabina [member]
Long term investments - common shares held [line items]
Shares owned		11,700,000	11,700,000
Percentage of outstanding shares owned		3.95%	4.00%
Fair value		$ 17,296	$ 10,549
Fair value adjustment gains (losses) included in OCI		6,747	(10,622)
Realized gain on disposal		$ 0
Arizona Mining [member]
Long term investments - common shares held [line items]
Fair value adjustment gains (losses) included in OCI			20,153
Realized gain on disposal			$ 34,061
First Majestic [member]
Long term investments - common shares held [line items]
Shares owned		20,239,590	20,914,590
Percentage of outstanding shares owned		9.73%	11.00%
Fair value		$ 248,137	$ 123,187
Fair value adjustment gains (losses) included in OCI		130,346	(27,813)
Realized gain on disposal		521
Other investments [member]
Long term investments - common shares held [line items]
Fair value		16,341	20,905
Fair value adjustment gains (losses) included in OCI		6,972	$ (10,456)
Realized gain on disposal		$ (7,803)

[1]	LTIs = long-term investments – common shares held.